Quarterly Holdings Report
for
Fidelity Freedom® Blend Funds
Fidelity Freedom® Blend 2050 Fund
June 30, 2026
FBF-Y50-NPRT1-0826
1.9892479.107
Bond Funds - 3.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	218,424	1,673,125
Fidelity Series Emerging Markets Debt Fund (b)	2,436,623	21,125,521
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	555,804	5,363,508
Fidelity Series Floating Rate High Income Fund (b)	385,843	3,345,256
Fidelity Series High Income Fund (b)	2,302,521	20,584,534
Fidelity Series International Developed Markets Bond Index Fund (b)	2,478,754	21,168,559
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,333,195	87,055,930
Fidelity Series Real Estate Income Fund (b)	335,225	3,392,474
TOTAL BOND FUNDS (Cost $163,875,816)		163,708,907

Domestic Equity Funds - 55.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	20,686,018	563,487,124
Fidelity Series Commodity Strategy Fund (b)	81,048	8,689,114
Fidelity Series Large Cap Growth Index Fund (b)	11,506,400	359,920,190
Fidelity Series Large Cap Stock Fund (b)	12,567,712	370,998,855
Fidelity Series Large Cap Value Index Fund (b)	31,461,583	666,356,333
Fidelity Series Small Cap Core Fund (b)	6,536,662	106,155,388
Fidelity Series Small Cap Opportunities Fund (b)	3,498,619	70,707,094
Fidelity Series Value Discovery Fund (b)	12,809,651	239,028,084
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,617,879,002)		2,385,342,182

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,966,022	124,809,186
Fidelity Series Canada Index Fund (b)	4,374,994	43,749,943
Fidelity Series Emerging Markets Fund (b)	7,900,588	120,562,969
Fidelity Series Emerging Markets Opportunities Fund (b)	15,124,286	486,094,546
Fidelity Series International Growth Fund (b)	13,264,335	286,111,710
Fidelity Series International Index Fund (b)	6,569,845	109,256,517
Fidelity Series International Small Cap Fund (b)	1,759,065	33,263,928
Fidelity Series International Value Fund (b)	16,812,146	281,435,325
Fidelity Series Overseas Fund (b)	17,531,115	283,828,744
Fidelity Series Select International Small Cap Fund (b)	216,940	3,356,068
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,259,531,368)		1,772,468,936

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	160,000	159,760
US Treasury Bills 0% 7/2/2026 (d)	3.63	2,540,000	2,539,746
US Treasury Bills 0% 7/23/2026 (d)	3.63	2,670,000	2,664,145
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,900,000	2,891,602
US Treasury Bills 0% 7/9/2026 (d)	3.63	1,510,000	1,508,780
US Treasury Bills 0% 8/13/2026 (d)	3.63	1,380,000	1,373,985
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	1,070,000	1,063,781
US Treasury Bills 0% 8/6/2026 (d)	3.63	700,000	697,470
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	1,110,000	1,102,020
US Treasury Bills 0% 9/17/2026 (d)	3.66	210,000	208,341
US Treasury Bills 0% 9/24/2026 (d)	3.72	170,000	168,532
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	120,000	119,220
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,497,681)			14,497,382

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,820,014)	3.69	6,818,666	6,820,030

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,062,603,881)	4,342,837,437
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,249,618)
NET ASSETS - 100.0%	4,339,587,819

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	590	9/2026	66,245,938	677,107
CBOT US Treasury Long Bond Contracts (United States)	870	9/2026	98,364,375	2,123,112
CBOT US Treasury Ultra Bond Contracts (United States)	449	9/2026	51,887,563	861,860
Ice Futures U.S. Msci Eafe Contracts (United States)	216	9/2026	33,969,240	(71,637)
Ice Futures U.S. Msci Emerging Markets Index Contracts (United States)	402	9/2026	35,321,730	(9,442)
TOTAL LONG				3,581,000
SHORT
Chicago Mercantile Exchange Russell 2000 Index Contracts (United States)	(193)	9/2026	(29,390,040)	(937,572)
Chicago Mercantile Exchange Standard & Poors Indices Contracts (United States)	(85)	9/2026	(32,080,063)	(380,819)
TOTAL SHORT				(1,318,391)
TOTAL FUTURES CONTRACTS				2,262,609

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,497,382.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,003,439	30,632,875	29,816,300	40,848	-	16	6,820,030	6,818,666	0.0%
Total	6,003,439	30,632,875	29,816,300	40,848	-	16	6,820,030

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,596,046	88,537	28,285	842	139	16,688	1,673,125	218,424
Fidelity Series Blue Chip Growth Fund	474,401,117	25,229,230	62,025,646	-	7,123,072	118,759,351	563,487,124	20,686,018
Fidelity Series Canada Fund	148,643,523	12,746,988	40,294,086	-	1,486,885	2,225,876	124,809,186	5,966,022
Fidelity Series Canada Index Fund	-	43,749,943	-	-	-	-	43,749,943	4,374,994
Fidelity Series Commodity Strategy Fund	24,931,759	843,669	16,579,270	-	2,371,298	(2,878,342)	8,689,114	81,048
Fidelity Series Emerging Markets Debt Fund	18,658,715	2,042,734	252,509	284,018	1,263	675,318	21,125,521	2,436,623
Fidelity Series Emerging Markets Debt Local Currency Fund	5,045,990	204,620	66,000	-	(600)	179,498	5,363,508	555,804
Fidelity Series Emerging Markets Fund	97,193,360	5,810,813	2,791,529	-	155,571	20,194,754	120,562,969	7,900,588
Fidelity Series Emerging Markets Opportunities Fund	385,067,857	18,161,041	8,480,131	-	212,305	91,133,474	486,094,546	15,124,286
Fidelity Series Floating Rate High Income Fund	3,184,345	205,082	47,148	58,918	(268)	3,245	3,345,256	385,843
Fidelity Series Government Money Market Fund	-	2,396,368	2,396,368	4,824	-	-	-	-
Fidelity Series High Income Fund	19,151,201	1,378,183	247,797	317,650	513	302,434	20,584,534	2,302,521
Fidelity Series International Developed Markets Bond Index Fund	22,001,910	2,304,498	3,330,157	184,432	(143,869)	336,177	21,168,559	2,478,754
Fidelity Series International Growth Fund	246,399,506	11,125,490	9,018,234	-	104,781	37,500,167	286,111,710	13,264,335
Fidelity Series International Index Fund	94,992,201	6,890,198	1,216,602	-	(48,040)	8,638,760	109,256,517	6,569,845
Fidelity Series International Small Cap Fund	35,137,183	119,891	4,891,510	-	559,099	2,339,265	33,263,928	1,759,065
Fidelity Series International Value Fund	246,929,523	22,943,786	3,138,256	-	(76,802)	14,777,074	281,435,325	16,812,146
Fidelity Series Large Cap Growth Index Fund	302,039,297	27,560,221	18,573,585	1,384,290	316,826	48,577,431	359,920,190	11,506,400
Fidelity Series Large Cap Stock Fund	295,857,823	42,029,675	3,787,717	-	6,484	36,892,590	370,998,855	12,567,712
Fidelity Series Large Cap Value Index Fund	561,899,640	44,667,815	19,434,735	-	268,074	78,955,539	666,356,333	31,461,583
Fidelity Series Long-Term Treasury Bond Index Fund	70,005,119	21,766,136	4,677,211	695,296	(367,293)	329,179	87,055,930	16,333,195
Fidelity Series Overseas Fund	247,054,372	13,578,250	5,104,228	-	118,898	28,181,452	283,828,744	17,531,115
Fidelity Series Real Estate Income Fund	3,228,150	176,215	47,143	30,058	157	35,095	3,392,474	335,225
Fidelity Series Select International Small Cap Fund	2,936,012	158,283	-	-	-	261,773	3,356,068	216,940
Fidelity Series Small Cap Core Fund	112,027,900	3,907,192	28,460,269	3,907,192	5,607,052	13,073,513	106,155,388	6,536,662
Fidelity Series Small Cap Opportunities Fund	55,510,480	5,079,364	708,970	-	125,277	10,700,943	70,707,094	3,498,619
Fidelity Series Treasury Bill Index Fund	-	10,842,987	10,842,987	21,802	-	-	-	-
Fidelity Series Value Discovery Fund	200,785,307	20,937,862	5,159,068	-	98,653	22,365,330	239,028,084	12,809,651
	3,674,678,336	346,945,071	251,599,441	6,889,322	17,919,475	533,576,584	4,321,520,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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